Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2002

Dear Shareholder:
The six-month period ended September 30, 2002, was a difficult one for the world's equity markets. Across the globe, equity markets were mired in weak economic data, the threat of war and the largest business collapses in U.S. history. The Federal Reserve has maintained a neutral to weak bias in recent months, which has been complicated by ongoing uncertainty in the economy. Although the easing bias of 2001 helped to fuel the markets' rallies earlier in the year, the ongoing earnings downgrades and lack of confidence in management has fueled the markets' weakness of late. The Fed continues to be mindful of the current economic conditions and the domestic and global implications thereof.

Performance and Portfolio Strategy
For the six-month period ended September 30, 2002, Morgan Stanley Global Dividend Growth Securities' Class A, B, C and D shares returned -22.29 percent, -22.64 percent, -22.64 percent and -22.19 percent, respectively. For the same period, the Morgan Stanley Capital International (MSCI) World Index returned -25.83 percent.* The performance of the Fund's four share classes varies because each has different expenses. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

In the coming years, we fully expect the U.S. equity markets' returns to be lower than those of the last five years, as the previously fantastic performance of the economy and corporate profits return to normal levels. As we mentioned last year, we believed that there would come a time when the bubble could burst, and investors and the markets would be brought back to realistic levels. We believed that sooner or later, investors would once again focus on valuations of stocks. It seems that time has come. We remain committed, to what we believe are the more attractively valued sectors of the market, where expectations seem more realistic. We believe that the Fund's focus on valuations, coupled with its significant underweightings in technology and telecommunications, has resulted in less volatility for the portfolio, particularly over the long term. Very often, heightened volatility has marked inflection points in market moves and has also subsequently rewarded the more conservative, value-oriented investment style employed by the Fund.

----------------
* The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2002 CONTINUED

United States
Consistent with our expectation of continued weakness in the U.S. equity markets, we were targeting just 33.0 percent of the Fund's net assets toward U.S. equities. This level of exposure, a significant underweighting relative to the MSCI Index's 56.2 percent, has helped protect investors from some of the extreme volatility in the U.S. equity markets over the past two years. During this period, the Fund's position in Travelers Property and Casualty was added as a direct result of a spin-off from Citigroup. In addition, positions in NEC Corporation and Fluor Corporation were liquidated, while its positions in Canon, General Electric and FleetBoston Financial were initiated.

Japan
Japan's economic growth is still anemic, constrained in part by its dependence on high-priced imported oil. As the price of oil has declined and rebounded, however, the Japanese economy still struggles to find the confidence it once had. We are currently targeting 9 percent of the Fund's net assets toward Japan, slightly more than that market's 8.4 percent weighting in the MSCI Index.

Europe
European markets underperformed the U.S. market during the period. Although the Fund's limited exposure to technology and telecommunications helped its relative performance considerably, its overweighting in Europe detracted from its return. We are currently targeting 34 percent of the Fund's net assets toward continental European markets and 12.0 percent toward the United Kingdom, versus the MSCI Index's weightings of 16.4 percent and 11.6 percent, respectively.

The Pacific Rim
Hong Kong and Singapore are the only Asian markets outside of Japan to which the Fund has any exposure. During the period the region has given back some of the strong gains it made following the Asian currency crisis more than two years ago. We are currently targeting 4 percent of the Fund's net assets toward investments in Hong Kong and Singapore, versus a 1.1 percent weighting in the MSCI Index. At current prices, an Asian recovery seems well discounted, but we remain optimistic about further strength in economic activity, expansion into China, corporate profits and, therefore, share prices.

Morgan Stanley Global Dividend Growth Securities
LETTER TO THE SHAREHOLDERS / / SEPTEMBER 30, 2002 CONTINUED

Canada and Australia
The Fund remains exposed to the resource-oriented markets of Australia (4 percent) and Canada (3 percent), where economic fundamentals continue to be strong.

Looking Ahead
The concept of the dividend yield is getting greater attention in the press and with analysts at a time when returns are stretched. This could lead to the need for capital preservation to become more important to the investor going forward. The Fund, with its focus on dividend-paying companies, supports this idea. While the factors that drive the direction of stock prices are constantly changing, we remain optimistic about the favorable long-term prospects for the high-quality companies we seek.

We appreciate your ongoing support of Morgan Stanley Global Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Global Dividend Growth Securities
FUND PERFORMANCE / / SEPTEMBER 30, 2002

                       AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED SEPTEMBER 30, 2002
   -------------------------------------------------------------------------------------------------------
                   CLASS A SHARES*                                      CLASS B SHARES**
   -----------------------------------------------     ---------------------------------------------------
   1 Year                     (11.23)%(1) (15.89)%(2)  1 Year                     (12.03)%(1)    (16.41)%(2)
   5 Years                    (2.29)%(1) (3.34)%(2)    5 Years                    (3.02)%(1)     (3.29)%(2)
   Since Inception (7/28/97)  (2.25)%(1) (3.27)%(2)    Since Inception (6/30/93)   5.21%(1)       5.21%(2)

                   CLASS C SHARES+                                        CLASS D SHARES++
   ------------------------------------------------      ---------------------------------------------------
   1 Year                     (12.06)%(1) (12.93)%(2)    1 Year                     (11.12)%(1)
   5 Years                    (3.06)%(1)  (3.06)%(2)     5 Years                    (2.10)%(1)
   Since Inception (7/28/97)  (3.00)%(1)  (3.00)%(2)     Since Inception (7/28/97)  (2.05)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 (UNAUDITED)

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            Common Stocks and Warrants (96.5%)
            Australia (3.5%)
            CONTAINERS/PACKAGING
 2,650,000  Amcor Ltd...............................  $   11,854,764
                                                      --------------
            MAJOR BANKS
 1,100,000  Australia & New Zealand Banking Group
             Ltd....................................      10,540,404
   665,000  Commonwealth Bank of Australia..........      10,881,399
                                                      --------------
                                                          21,421,803
                                                      --------------
            OIL & GAS PRODUCTION
 3,300,000  Santos Ltd..............................      10,910,661
                                                      --------------
            Total Australia.........................      44,187,228
                                                      --------------
            Belgium (0.7%)
            FINANCIAL CONGLOMERATES
   625,000  Fortis..................................       8,778,070
                                                      --------------
            Canada (2.7%)
            ALUMINUM
   290,000  Alcan Inc...............................       7,171,434
                                                      --------------
            FINANCIAL CONGLOMERATES
   485,000  Brascan Corp. (Class A).................       9,689,611
                                                      --------------
            MAJOR BANKS
   425,000  Toronto-Dominion Bank...................       7,435,893
                                                      --------------
            OIL & GAS PIPELINES
   315,000  Enbridge Inc............................       9,182,869
                                                      --------------
            Total Canada............................      33,479,807
                                                      --------------
            Finland (1.3%)
            INFORMATION TECHNOLOGY SERVICES
   550,000  TietoEnator Oyj.........................       6,444,484
                                                      --------------
            TELECOMMUNICATION EQUIPMENT
   710,000  Nokia Oyj...............................       9,418,672
                                                      --------------
            Total Finland...........................      15,863,156
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            France (5.8%)
            AUTOMOTIVE AFTERMARKET
   335,000  Compagnie Generale des Etablissements
             Michelin (B Shares)....................  $    9,390,267
                                                      --------------
            BUILDING PRODUCTS
   350,000  Compagnie de Saint-Gobain...............       7,711,880
                                                      --------------
            CONSTRUCTION MATERIALS
   130,000  Lafarge S.A.............................      10,360,095
                                                      --------------
            FINANCIAL CONGLOMERATES
   447,368  Wendel Investissement...................       8,030,551
                                                      --------------
            INFORMATION TECHNOLOGY SERVICES
   365,000  Compagnie Generale d'Industrie et de
             Participations (Warrants due
             03/31/03)*.............................           3,600
                                                      --------------
            MAJOR BANKS
   260,000  BNP Paribas S.A.........................       8,457,325
   220,000  Societe Generale
             (A Shares).............................       9,256,623
                                                      --------------
                                                          17,713,948
                                                      --------------
            MULTI-LINE INSURANCE
   310,000  Assurances Generales de France..........       7,720,263
                                                      --------------
            OIL REFINING/MARKETING
    90,000  Total Fina Elf S.A......................      11,823,764
                                                      --------------
            Total France............................      72,754,368
                                                      --------------
            Germany (5.2%)
            APPAREL/FOOTWEAR
   170,000  Adidas-Salomon AG.......................      11,586,066
                                                      --------------
            CHEMICALS: MAJOR DIVERSIFIED
   320,000  BASF AG.................................      11,330,615
   350,000  Bayer AG................................       6,023,827
                                                      --------------
                                                          17,354,442
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            INDUSTRIAL CONGLOMERATES
   245,000  E. ON AG................................  $   11,550,559
   610,000  MAN AG..................................       8,025,918
   220,000  Siemens AG (Registered Shares)..........       7,377,524
                                                      --------------
                                                          26,954,001
                                                      --------------
            MOTOR VEHICLES
   295,000  DaimlerChrysler AG (Registered
             Shares)................................       9,863,493
                                                      --------------
            Total Germany...........................      65,758,002
                                                      --------------
            Hong Kong (2.1%)
            ELECTRIC UTILITIES
 2,400,000  CLP Holdings Ltd........................       9,969,103
                                                      --------------
            REAL ESTATE DEVELOPMENT
 1,300,000  Cheung Kong Holdings Ltd................       8,199,895
 1,450,000  Sun Hung Kai Properties Ltd.............       8,513,993
                                                      --------------
                                                          16,713,888
                                                      --------------
            Total Hong Kong.........................      26,682,991
                                                      --------------
            Ireland (0.9%)
            MAJOR BANKS
   880,000  Allied Irish Banks PLC..................      10,502,122
                                                      --------------
            Italy (3.4%)
            MAJOR BANKS
 1,500,000  Sanpaolo IMI SpA........................       8,418,071
 3,200,000  Unicredito Italiano SpA.................      11,551,546
                                                      --------------
                                                          19,969,617
                                                      --------------
            MAJOR TELECOMMUNICATIONS
 2,250,000  Telecom Italia SpA......................      11,162,450
                                                      --------------
            WIRELESS TELECOMMUNICATIONS
 3,200,000  Telecom Italia Mobile SpA...............      11,740,915
                                                      --------------
            Total Italy.............................      42,872,982
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            Japan (9.7%)
            BEVERAGES: ALCOHOLIC
 1,400,000  Kirin Brewery Co., Ltd..................  $    8,273,824
                                                      --------------
            DEPARTMENT STORES
   750,000  Marui Co., Ltd..........................       8,119,921
                                                      --------------
            ELECTRICAL PRODUCTS
 1,100,000  Matsushita Electric Works, Ltd..........       6,690,470
                                                      --------------
            ELECTRONIC COMPONENTS
   200,000  TDK Corp................................       7,764,918
                                                      --------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
   185,000  Canon, Inc..............................       6,043,667
   135,000  Kyocera Corp............................       9,031,027
   650,000  Matsushita Electric Industrial Co.,
             Ltd....................................       6,738,488
                                                      --------------
                                                          21,813,182
                                                      --------------
            ELECTRONICS/APPLIANCES
   750,000  Sharp Corp..............................       7,196,503
   200,000  Sony Corp...............................       8,388,739
                                                      --------------
                                                          15,585,242
                                                      --------------
            FINANCE/RENTAL/LEASING
   130,000  Acom Co., Ltd...........................       5,484,692
                                                      --------------
            MOTOR VEHICLES
   220,000  Honda Motor Co., Ltd....................       8,902,569
   325,000  Toyota Motor Corp.......................       8,349,750
                                                      --------------
                                                          17,252,319
                                                      --------------
            PHARMACEUTICALS: MAJOR
   210,000  Takeda Chemical Industries, Ltd.........       8,463,433
                                                      --------------
            PHARMACEUTICALS: OTHER
   525,000  Taisho Pharmaceutical Co., Ltd..........       8,239,350
                                                      --------------
            RECREATIONAL PRODUCTS
    62,000  Nintendo Co., Ltd.......................       7,216,285
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            WIRELESS TELECOMMUNICATIONS
     4,000  NTT DoCoMo, Inc.........................  $    6,829,188
                                                      --------------
            Total Japan.............................     121,732,824
                                                      --------------
            Netherlands (3.9%)
            CHEMICALS: SPECIALTY
   280,000  DSM NV..................................      11,433,190
                                                      --------------
            FINANCIAL CONGLOMERATES
   600,000  ING Groep NV............................       8,290,838
                                                      --------------
            FINANCIAL PUBLISHING/ SERVICES
   615,000  Wolters Kluwer NV.......................      11,100,313
                                                      --------------
            FOOD: MAJOR DIVERSIFIED
   185,000  Unilever NV.............................      10,929,684
                                                      --------------
            INDUSTRIAL CONGLOMERATES
   525,000  Koninklijke (Royal) Philips Electronics
             NV.....................................       7,611,770
                                                      --------------
            Total Netherlands.......................      49,365,795
                                                      --------------
            Singapore (1.4%)
            AIRLINES
 1,600,000  Singapore Airlines Ltd..................       8,628,729
                                                      --------------
            MAJOR BANKS
 1,480,000  DBS Group Holdings Ltd..................       9,311,836
                                                      --------------
            Total Singapore.........................      17,940,565
                                                      --------------
            Spain (2.5%)
            ELECTRIC UTILITIES
   900,000  Iberdrola S.A...........................      11,628,477
                                                      --------------
            MAJOR BANKS
 1,550,000  Banco Santander Central Hispano, S.A....       7,903,715
                                                      --------------
            OIL REFINING/MARKETING
 1,000,000  Repsol-YPF, S.A.........................      11,825,737
                                                      --------------
            Total Spain.............................      31,357,929
                                                      --------------
            Sweden (2.7%)
            ELECTRONICS/APPLIANCES
   600,000  Electrolux AB (Series B)................       9,046,363
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            ENGINEERING & CONSTRUCTION
 1,500,000  Skanska AB (B Shares)...................  $    7,382,478
                                                      --------------
            INDUSTRIAL MACHINERY
   400,000  Sandvik AB (B Shares)...................       9,390,986
                                                      --------------
            REGIONAL BANKS
 2,150,000  Nordea AB...............................       8,520,812
                                                      --------------
            Total Sweden............................      34,340,639
                                                      --------------
            Switzerland (6.5%)
            CHEMICALS: AGRICULTURAL
    16,000  Syngenta AG.............................         871,132
                                                      --------------
            FINANCIAL CONGLOMERATES
   340,000  UBS AG (Registered Shares)*.............      14,113,903
                                                      --------------
            FOOD: MAJOR DIVERSIFIED
    67,000  Nestle S.A. (Registered Shares).........      14,609,602
                                                      --------------
            MAJOR TELECOMMUNICATIONS
    55,000  Swisscom AG (Registered Shares).........      15,251,913
                                                      --------------
            OTHER CONSUMER SPECIALTIES
   790,000  Compagnie Financiere Richmont AG (Series
             A).....................................      11,689,239
                                                      --------------
            PHARMACEUTICALS: MAJOR
   360,000  Novartis AG (Registered Shares).........      14,200,582
                                                      --------------
            PROPERTY - CASUALTY INSURERS
   200,000  Swiss Re (Registered Shares)............      11,220,966
                                                      --------------
            Total Switzerland.......................      81,957,337
                                                      --------------
            United Kingdom (11.8%)
            AEROSPACE & DEFENSE
 2,500,000  BAE Systems PLC.........................       7,521,120
                                                      --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            AIRLINES
 4,650,000  British Airways PLC*....................  $    6,994,642
                                                      --------------
            APPAREL/FOOTWEAR RETAIL
   850,000  Next PLC................................      12,373,026
                                                      --------------
            BEVERAGES: ALCOHOLIC
   860,000  Diageo PLC..............................      10,632,043
                                                      --------------
            CONSTRUCTION MATERIALS
 1,925,000  Hanson PLC..............................       9,531,453
                                                      --------------
            ELECTRIC UTILITIES
 1,155,000  United Utilities PLC....................      10,632,396
                                                      --------------
            ELECTRONIC COMPONENTS
11,000,000  Cookson Group PLC.......................       3,490,270
                                                      --------------
            FINANCIAL CONGLOMERATES
   900,000  HSBC Holdings PLC.......................       9,259,497
 1,050,000  Lloyds TSB Group PLC....................       7,724,425
                                                      --------------
                                                          16,983,922
                                                      --------------
            HOTELS/RESORTS/ CRUISELINES
 1,225,000  Six Continents PLC......................      11,382,353
                                                      --------------
            INTEGRATED OIL
 1,450,000  BP PLC..................................       9,656,021
                                                      --------------
            MAJOR BANKS
   500,000  Royal Bank of Scotland Group PLC........       9,401,400
                                                      --------------
            MOVIES/ENTERTAINMENT
 2,800,000  Rank Group PLC..........................      11,714,144
                                                      --------------
            STEEL
12,000,000  Corus Group PLC*........................       6,439,959
                                                      --------------
            TOBACCO
   985,000  British American Tobacco PLC............      10,016,643
                                                      --------------
            WATER UTILITIES
 1,218,000  Severn Trent PLC........................      11,374,566
                                                      --------------
            Total United Kingdom....................     148,143,958
                                                      --------------
            United States (32.4%)
            AEROSPACE & DEFENSE
   380,000  Boeing Co...............................      12,969,400
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            ALUMINUM
   520,000  Alcoa, Inc..............................  $   10,036,000
                                                      --------------
            CHEMICALS: MAJOR DIVERSIFIED
   480,000  Dow Chemical Co. (The)..................      13,108,800
                                                      --------------
            COMPUTER PROCESSING HARDWARE
 1,023,437  Hewlett-Packard Co......................      11,943,510
                                                      --------------
            DEPARTMENT STORES
   305,000  Sears, Roebuck & Co.....................      11,895,000
                                                      --------------
            DISCOUNT STORES
   390,000  Target Corp.............................      11,512,800
                                                      --------------
            ELECTRIC UTILITIES
   430,871  FirstEnergy Corp........................      12,878,734
   265,000  FPL Group, Inc..........................      14,257,000
                                                      --------------
                                                          27,135,734
                                                      --------------
            FINANCIAL CONGLOMERATES
   375,708  Citigroup, Inc..........................      11,139,742
                                                      --------------
            FOOD RETAIL
   530,000  Albertson's, Inc........................      12,804,800
                                                      --------------
            INDUSTRIAL CONGLOMERATES
   115,000  3M Co...................................      12,646,550
   500,000  General Electric Co.....................      12,325,000
   500,000  Honeywell International, Inc............      10,830,000
                                                      --------------
                                                          35,801,550
                                                      --------------
            INFORMATION TECHNOLOGY SERVICES
   500,000  Electronic Data Systems Corp............       6,990,000
   200,000  International Business Machines Corp....      11,678,000
                                                      --------------
                                                          18,668,000
                                                      --------------
            INTEGRATED OIL
   190,000  ChevronTexaco Corp......................      13,157,500
                                                      --------------
            MAJOR BANKS
   220,000  Bank of America Corp....................      14,036,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

   500,000  FleetBoston Financial Corp..............  $   10,165,000
   530,000  KeyCorp.................................      13,234,100
                                                      --------------
                                                          37,435,100
                                                      --------------
            MAJOR TELECOMMUNICATIONS
   465,000  SBC Communications, Inc.................       9,346,500
 1,200,000  Sprint Corp. (FON Group)................      10,944,000
   395,000  Verizon Communications Inc..............      10,838,800
                                                      --------------
                                                          31,129,300
                                                      --------------
            OIL REFINING/MARKETING
   435,000  Ashland, Inc............................      11,653,650
   620,000  Marathon Oil Corp.......................      14,061,600
                                                      --------------
                                                          25,715,250
                                                      --------------
            PACKAGED SOFTWARE
 1,210,000  Computer Associates International,
             Inc....................................      11,616,000
                                                      --------------
            PHARMACEUTICALS: MAJOR
   540,000  Bristol-Myers Squibb Co.................      12,852,000
   285,000  Merck & Co., Inc........................      13,027,350
   345,000  Wyeth, Inc..............................      10,971,000
                                                      --------------
                                                          36,850,350
                                                      --------------
            PROPERTY - CASUALTY INSURERS
    15,368  Travelers Property Casualty Corp. (Class
             A)*....................................         202,858
    31,574  Travelers Property Casualty Corp. (Class
             B)*....................................         427,196
                                                      --------------
                                                             630,054
                                                      --------------
            PULP & PAPER
   395,000  International Paper Co..................      13,189,050
                                                      --------------
            RECREATIONAL PRODUCTS
   460,000  Eastman Kodak Co........................      12,530,400
                                                      --------------
            SAVINGS BANKS
   390,000  Washington Mutual, Inc..................      12,273,300
                                                      --------------

NUMBER OF
  SHARES                                                  VALUE

--------------------------------------------------------------------

            SEMICONDUCTORS
   720,000  Intel Corp..............................  $   10,000,800
                                                      --------------
            TOBACCO
   315,000  Philip Morris Companies, Inc............      12,222,000
                                                      --------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY
   300,000  Deere & Co..............................      13,635,000
                                                      --------------
            Total United States.....................     407,399,440
                                                      --------------
            Total Common Stocks and Warrants
             (COST $1,508,126,936)..................   1,213,117,213
                                                      --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------

            Short Term Investment (2.7%)
            Repurchase Agreement
$   34,037  Joint repurchase agreement 1.95% due
            10/01/02 (dated 09/30/02; proceeds
            $34,038,844) (a)
            (COST $34,037,000)......................      34,037,000
                                                      --------------

  Total Investments
   (COST $1,542,163,936) (b)..............    99.2%  1,247,154,213
  Other Assets in Excess of Liabilities...     0.8      10,433,511
                                            ------  --------------
  Net Assets..............................   100.0% $1,257,587,724
                                            ======  ==============

---------------------------------------------------

  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $122,539,925 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $417,549,648, RESULTING IN NET UNREALIZED DEPRECIATION OF $295,009,723.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
PORTFOLIO OF INVESTMENTS / / SEPTEMBER 30, 2002 (UNAUDITED) CONTINUED

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT
SEPTEMBER 30, 2002:
                                                           UNREALIZED
      CONTRACTS           IN EXCHANGE       DELIVERY     APPRECIATION/
     TO DELIVER               FOR             DATE        DEPRECIATION
------------------------------------------------------------------------
    AUD 1,584,484        $      861,009     10/01/02        $    792
    AUD   786,652        $      426,916     10/02/02            (157)
    $   1,507,736         EUR 1,541,652     10/01/02          12,796
    $   1,241,359         EUR 1,269,284     10/01/02          10,535
    EUR 1,263,493        $    1,235,696     10/01/02         (10,487)
    HKD 8,218,659        $    1,053,701     10/02/02              27
                                                            --------
      Net unrealized appreciation....................       $ 13,506
                                                            ========

CURRENCY ABBREVIATION:

AUD  Australian Dollar.
EUR  Euro.
HKD  Hong Kong Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
SUMMARY OF INVESTMENTS / / SEPTEMBER 30, 2002 (UNAUDITED)

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Aerospace & Defense.....................  $   20,490,520       1.6%
Airlines................................      15,623,371       1.3
Aluminum................................      17,207,434       1.4
Apparel/Footwear........................      11,586,066       0.9
Apparel/Footwear Retail.................      12,373,026       1.0
Automotive Aftermarket..................       9,390,267       0.8
Beverages: Alcoholic....................      18,905,867       1.5
Building Products.......................       7,711,880       0.6
Chemicals: Agricultural.................         871,132       0.1
Chemicals: Major Diversified............      30,463,242       2.4
Chemicals: Specialty....................      11,433,190       0.9
Computer Processing Hardware............      11,943,510       0.9
Construction Materials..................      19,891,548       1.6
Containers/Packaging....................      11,854,764       0.9
Department Stores.......................      20,014,921       1.6
Discount Stores.........................      11,512,800       0.9
Electric Utilities......................      59,365,710       4.7
Electrical Products.....................       6,690,470       0.5
Electronic Components...................      11,255,188       0.9
Electronic Equipment/ Instruments.......      21,813,182       1.7
Electronics/Appliances..................      24,631,605       2.0
Engineering & Construction..............       7,382,478       0.6
Finance/Rental/Leasing..................       5,484,692       0.4
Financial Conglomerates.................      77,026,637       6.1
Financial Publishing/ Services..........      11,100,313       0.9
Food Retail.............................      12,804,800       1.0
Food: Major Diversified.................      25,539,286       2.0
Hotels/Resorts/Cruiselines..............      11,382,353       0.9
Industrial Conglomerates................      70,367,321       5.6
Industrial Machinery....................       9,390,986       0.8
Information Technology Services.........      25,116,084       2.0
Integrated Oil..........................      22,813,521       1.8
Major Banks.............................     141,095,434      11.2
Major Telecommunications................      57,543,663       4.6

                                                          PERCENT OF
INDUSTRY                                      VALUE       NET ASSETS

--------------------------------------------------------------------

Motor Vehicles..........................  $   27,115,812       2.2%
Movies/Entertainment....................      11,714,144       0.9
Multi-Line Insurance....................       7,720,263       0.6
Oil & Gas Pipelines.....................       9,182,869       0.7
Oil & Gas Production....................      10,910,661       0.9
Oil Refining/Marketing..................      49,364,751       3.9
Other Consumer Specialties..............      11,689,239       0.9
Packaged Software.......................      11,616,000       0.9
Pharmaceuticals: Major..................      59,514,365       4.7
Pharmaceuticals: Other..................       8,239,350       0.7
Property - Casualty Insurers............      11,851,020       1.0
Pulp & Paper............................      13,189,050       1.0
Real Estate Development.................      16,713,888       1.3
Recreational Products...................      19,746,685       1.6
Regional Banks..........................       8,520,812       0.7
Repurchase Agreement....................      34,037,000       2.7
Savings Banks...........................      12,273,300       1.0
Semiconductors..........................      10,000,800       0.8
Steel...................................       6,439,959       0.5
Telecommunication Equipment.............       9,418,672       0.8
Tobacco.................................      22,238,643       1.8
Trucks/Construction/Farm Machinery......      13,635,000       1.1
Water Utilities.........................      11,374,566       0.9
Wireless Telecommunications.............      18,570,103       1.5
                                          --------------   -------
                                          $1,247,154,213      99.2%
                                          ==============   =======

                                                          PERCENT OF
TYPE OF INVESTMENT                            VALUE       NET ASSETS

--------------------------------------------------------------------

Common Stocks...........................  $1,213,113,613      96.5%
Warrants................................           3,600       0.0
Short-Term Investments..................      34,037,000       2.7
                                          --------------   -------
                                          $1,247,154,213      99.2%
                                          ==============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SEPTEMBER 30, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost $1,542,163,936)...  $1,247,154,213
Unrealized appreciation on open forward foreign currency
 contracts..................................................         13,506
Cash........................................................         91,937
Receivable for:
  Investments sold..........................................      8,839,111
  Dividends.................................................      4,203,555
  Foreign withholding taxes reclaimed.......................      4,124,834
  Shares of beneficial interest sold........................        828,285
Prepaid expenses and other assets...........................         43,533
                                                              -------------
    Total Assets............................................  1,265,298,974
                                                              -------------
Liabilities:
Payable for:
  Investments purchased.....................................      3,458,173
  Shares of beneficial interest redeemed....................      1,980,361
  Distribution fee..........................................      1,072,710
  Investment management fee.................................        868,205
Accrued expenses and other payables.........................        331,801
                                                              -------------
    Total Liabilities.......................................      7,711,250
                                                              -------------
    Net Assets..............................................  $1,257,587,724
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................  $1,638,506,756
Net unrealized depreciation.................................   (294,593,965)
Accumulated undistributed net investment income.............      5,736,228
Accumulated net realized loss...............................    (92,061,295)
                                                              -------------
    Net Assets..............................................  $1,257,587,724
                                                              =============
Class A Shares:
Net Assets..................................................    $16,045,193
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      1,834,208
    Net Asset Value Per Share...............................  $        8.75
                                                              =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........  $        9.23
                                                              =============
Class B Shares:
Net Assets..................................................  $1,139,059,562
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...    130,401,935
    Net Asset Value Per Share...............................  $        8.73
                                                              =============
Class C Shares:
Net Assets..................................................    $10,102,733
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...      1,162,451
    Net Asset Value Per Share...............................  $        8.69
                                                              =============
Class D Shares:
Net Assets..................................................    $92,380,236
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...     10,559,070
    Net Asset Value Per Share...............................  $        8.75
                                                              =============

Statement of Operations
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

Net Investment Income:
Income
Dividends (net of $2,438,828 foreign withholding tax).......  $ 26,782,930
Interest....................................................       358,095
                                                              ------------
    Total Income............................................    27,141,025
                                                              ------------
Expenses
Distribution fee (Class A shares)...........................        25,254
Distribution fee (Class B shares)...........................     7,373,103
Distribution fee (Class C shares)...........................        61,294
Investment management fee...................................     5,934,829
Transfer agent fees and expenses............................     1,292,213
Custodian fees..............................................       207,909
Shareholder reports and notices.............................       101,413
Registration fees...........................................        43,041
Professional fees...........................................        34,899
Trustees' fees and expenses.................................         9,384
Other.......................................................        15,911
                                                              ------------
    Total Expenses..........................................    15,099,250
                                                              ------------
    Net Investment Income...................................    12,041,775
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain on:
  Investments...............................................     6,604,183
  Foreign exchange transactions.............................     1,127,477
                                                              ------------
      Net Realized Gain.....................................     7,731,660
                                                              ------------
Net change in unrealized appreciation/ depreciation on:
  Investments...............................................  (399,033,376)
  Translation of forward foreign currency contracts and
   other assets and liabilities denominated in foreign
   currencies...............................................       538,413
                                                              ------------
    Net Depreciation........................................  (398,494,963)
                                                              ------------
    Net Loss................................................  (390,763,303)
                                                              ------------
Net Decrease................................................  $(378,721,528)
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX       FOR THE YEAR
                                             MONTHS ENDED          ENDED
                                          SEPTEMBER 30, 2002  MARCH 31, 2002
                                          ------------------  ---------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $   12,041,775    $   12,375,380
Net realized gain (loss)................         7,731,660       (33,190,770)
Net change in unrealized appreciation...      (398,494,963)       66,782,389
                                            --------------    --------------

    Net Increase (Decrease).............      (378,721,528)       45,966,999
                                            --------------    --------------

Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................          (142,826)         (552,790)
Class B shares..........................        (7,313,566)      (14,023,913)
Class C shares..........................           (62,495)         (124,123)
Class D shares..........................          (791,110)         (961,046)
                                            --------------    --------------

    Total Dividends.....................        (8,309,997)      (15,661,872)
                                            --------------    --------------

Net decrease from transactions in shares
 of beneficial interest.................      (123,602,296)     (318,722,336)
                                            --------------    --------------

    Net Decrease........................      (510,633,821)     (288,417,209)

Net Assets:
Beginning of period.....................     1,768,221,545     2,056,638,754
                                            --------------    --------------

End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $5,736,228 AND
 $2,004,450, RESPECTIVELY)..............    $1,257,587,724    $1,768,221,545
                                            ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 (UNAUDITED) CONTINUED

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 (UNAUDITED) CONTINUED

realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 (UNAUDITED) CONTINUED

Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $20,241,411 at September 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended
September 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $17, $432,880 and $963, respectively and received $36,560 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2002 aggregated $107,338,688 and $217,414,925, respectively. Included in the aforementioned are purchases and sales of $943,250, and $2,934,750, respectively, with other Morgan Stanley Funds.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 (UNAUDITED) CONTINUED

For the six months ended September 30, 2002, the Fund incurred brokerage commissions of $90,983 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At September 30, 2002, included in the Fund's receivable for investments sold were unsettled trades with Morgan Stanley & Co., Inc. for $1,522,154.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $52,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,541. At September 30, 2002, the Fund had an accrued pension liability of $68,433 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status
At March 31, 2002, the Fund had a net capital loss carryover of approximately $51,708,000 of which $35,865,000 will be available through March 31, 2009 and $15,843,000 will be available through March 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $20,785,000 and $347,000, respectively during fiscal 2002.

As of March 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley Global Dividend Growth Securities
NOTES TO FINANCIAL STATEMENTS / / SEPTEMBER 30, 2002 (UNAUDITED) CONTINUED

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 2002, there were outstanding forward contracts.

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                    ENDED
                                    SEPTEMBER 30, 2002            MARCH 31, 2002
                                --------------------------  ---------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT         SHARES        AMOUNT
                                -----------  -------------  ------------  -------------
CLASS A SHARES
Sold..........................    3,347,843  $  33,344,619    6,490,155   $  71,136,517
Reinvestment of dividends.....       10,785        116,264       34,868         388,667
Redeemed......................   (3,322,474)   (33,448,047)  (7,997,473)    (86,932,034)
                                -----------  -------------  -----------   -------------
Net increase (decrease) --
 Class A......................       36,154         12,836   (1,472,450)    (15,406,850)
                                -----------  -------------  -----------   -------------
CLASS B SHARES
Sold..........................    3,229,974     34,966,230    8,145,342      88,970,937
Reinvestment of dividends.....      605,219      6,530,300    1,122,302      12,640,921
Redeemed......................  (18,821,021)  (198,228,138) (41,439,779)   (454,797,193)
                                -----------  -------------  -----------   -------------
Net decrease -- Class B.......  (14,985,828)  (156,731,608) (32,172,135)   (353,185,335)
                                -----------  -------------  -----------   -------------
CLASS C SHARES
Sold..........................      545,233      5,736,834    1,231,312      13,356,717
Reinvestment of dividends.....        5,412         58,122       10,457         117,267
Redeemed......................     (520,646)    (5,399,358)  (1,439,736)    (15,735,094)
                                -----------  -------------  -----------   -------------
Net increase (decrease) --
 Class C......................       29,999        395,598     (197,967)     (2,261,110)
                                -----------  -------------  -----------   -------------
CLASS D SHARES
Sold..........................    5,286,360     56,505,570    6,509,741      71,396,301
Reinvestment of dividends.....       64,495        695,250       78,646         862,738
Redeemed......................   (2,377,089)   (24,479,942)  (1,852,736)    (20,128,080)
                                -----------  -------------  -----------   -------------
Net increase -- Class D.......    2,973,766     32,720,878    4,735,651      52,130,959
                                -----------  -------------  -----------   -------------
Net decrease in Fund..........  (11,945,909) $(123,602,296) (29,106,901)  $(318,722,336)
                                ===========  =============  ===========   =============

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                              FOR THE SIX                         FOR THE YEAR ENDED MARCH 31                      JULY 28, 1997*
                              MONTHS ENDED     ------------------------------------------------------------------     THROUGH
                           SEPTEMBER 30, 2002       2002             2001             2000             1999        MARCH 31, 1998
                           ------------------  ---------------  ---------------  ---------------  ---------------  --------------
                              (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $11.34             $11.10           $12.46           $13.20           $14.43          $14.91
                                 ------             ------           ------           ------           ------          ------
Income (loss) from
 investment operations:
  Net investment
   income++..............          0.11               0.17             0.18             0.22             0.17            0.09
  Net realized and
   unrealized gain
   (loss)................         (2.62)              0.24            (0.71)            0.86            (0.04)           0.62
                                 ------             ------           ------           ------           ------          ------
Total income (loss) from
 investment operations...         (2.51)              0.41            (0.53)            1.08             0.13            0.71
                                 ------             ------           ------           ------           ------          ------
Less dividends and
 distributions from:
  Net investment
   income................         (0.08)             (0.17)           (0.20)           (0.29)           (0.14)          (0.16)
  Net realized gain......       -                   -                 (0.63)           (1.53)           (1.22)          (1.03)
                                 ------             ------           ------           ------           ------          ------

Total dividends and
 distributions...........         (0.08)             (0.17)           (0.83)           (1.82)           (1.36)          (1.19)
                                 ------             ------           ------           ------           ------          ------

Net asset value, end of
 period..................        $ 8.75             $11.34           $11.10           $12.46           $13.20          $14.43
                                 ======             ======           ======           ======           ======          ======
Total Return+............        (22.29)%(1)          3.73%           (4.52)%           8.00%            1.10%           5.77%(1)

Ratios to Average Net
 Assets:
Expenses.................          1.20 %(2)(3)        1.16%(3)        1.15 %(3)        1.13%(3)         1.12%(3)        1.17%(2)
Net investment income....          2.18 %(2)(3)        1.38%(3)        1.52 %(3)        1.61%(3)         1.39%(3)        1.02%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $16,045            $20,392          $36,311          $44,929          $35,673         $13,027
Portfolio turnover
 rate....................             7 %(1)             8%              33 %             41%              47%             51%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                                  FOR THE YEAR ENDED MARCH 31
                              MONTHS ENDED     -----------------------------------------------------------------------------------
                           SEPTEMBER 30, 2002       2002             2001             2000             1999             1998*
                           ------------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....         $11.34            $11.12           $12.46           $13.19           $14.44           $13.30
                                  ------            ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............           0.08              0.07             0.09             0.13             0.10             0.11
  Net realized and
   unrealized gain
   (loss)................          (2.64)             0.23            (0.70)            0.86            (0.06)            2.79
                                  ------            ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...          (2.56)             0.30            (0.61)            0.99             0.04             2.90
                                  ------            ------           ------           ------           ------           ------
Less dividends and
 distributions from:
  Net investment
   income................          (0.05)            (0.08)           (0.10)           (0.19)           (0.07)           (0.12)
  Net realized gain......        -                  -                 (0.63)           (1.53)           (1.22)           (1.64)
                                  ------            ------           ------           ------           ------           ------

Total dividends and
 distributions...........          (0.05)            (0.08)           (0.73)           (1.72)           (1.29)           (1.76)
                                  ------            ------           ------           ------           ------           ------

Net asset value, end of
 period..................         $ 8.73            $11.34           $11.12           $12.46           $13.19           $14.44
                                  ======            ======           ======           ======           ======           ======
Total Return+............         (22.64)%(1)         2.73%           (5.18)%           7.30%            0.42%           23.41%

Ratios to Average Net
 Assets:
Expenses.................           1.95 %(2)(3)        1.93%(3)        1.90 %(3)        1.79%(3)        1.78%(3)         1.71%
Net investment income....           1.43 %(2)(3)        0.61%(3)        0.77 %(3)        0.95%(3)        0.74%(3)         0.80%
Supplemental Data:
Net assets, end of
 period, in millions.....         $1,139            $1,649           $1,974           $2,873           $3,343           $3,812
Portfolio turnover
 rate....................              7 %(1)            8%              33 %             41%              47%              51%

---------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                   FOR THE PERIOD
                              FOR THE SIX                         FOR THE YEAR ENDED MARCH 31                      JULY 28, 1997*
                              MONTHS ENDED     ------------------------------------------------------------------     THROUGH
                           SEPTEMBER 30, 2002       2002             2001             2000             1999        MARCH 31, 1998
                           ------------------  ---------------  ---------------  ---------------  ---------------  --------------
                              (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $11.29             $11.08           $12.42           $13.17           $14.42          $14.91
                                 ------             ------           ------           ------           ------          ------
Income (loss) from
 investment operations:
  Net investment
   income++..............          0.07               0.07             0.10             0.11             0.08            0.02
  Net realized and
   unrealized gain
   (loss)................         (2.62)              0.23            (0.71)            0.87            (0.05)           0.62
                                 ------             ------           ------           ------           ------          ------
Total income (loss) from
 investment operations...         (2.55)              0.30            (0.61)            0.98             0.03            0.64
                                 ------             ------           ------           ------           ------          ------
Less dividends and
 distributions from:
  Net investment
   income................         (0.05)             (0.09)           (0.10)           (0.20)           (0.06)          (0.10)
  Net realized gain......       -                   -                 (0.63)           (1.53)           (1.22)          (1.03)
                                 ------             ------           ------           ------           ------          ------

Total dividends and
 distributions...........         (0.05)             (0.09)           (0.73)           (1.73)           (1.28)          (1.13)
                                 ------             ------           ------           ------           ------          ------

Net asset value, end of
 period..................        $ 8.69             $11.29           $11.08           $12.42           $13.17          $14.42
                                 ======             ======           ======           ======           ======          ======
Total Return+............        (22.64)%(1)          2.76%           (5.15)%           7.22%            0.37%           5.26%(1)

Ratios to Average Net
 Assets:
Expenses.................          1.95 %(2)(3)        1.93%(3)        1.83 %(3)        1.90%(3)         1.85%(3)        1.92%(2)
Net investment income....          1.43 %(2)(3)        0.61%(3)        0.84 %(3)        0.84%(3)         0.66%(3)        0.24%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $10,103            $12,784          $14,735          $17,406          $13,664          $9,711
Portfolio turnover
 rate....................             7 %(1)             8%              33 %             41%              47%             51%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Dividend Growth Securities
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                   FOR THE PERIOD
                              FOR THE SIX                         FOR THE YEAR ENDED MARCH 31                      JULY 28, 1997*
                              MONTHS ENDED     ------------------------------------------------------------------      THROUGH
                           SEPTEMBER 30, 2002       2002             2001             2000             1999        MARCH 31, 1998
                           ------------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $11.33             $11.12           $12.48           $13.21           $14.44           $14.91
                                 ------             ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............          0.12               0.15             0.20             0.25             0.20             0.11
  Net realized and
   unrealized gain
   (loss)................         (2.62)              0.27            (0.70)            0.86            (0.05)            0.62
                                 ------             ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...         (2.50)              0.42            (0.50)            1.11             0.15             0.73
                                 ------             ------           ------           ------           ------           ------
Less dividends and
 distributions from:
  Net investment
   income................         (0.08)             (0.21)           (0.23)           (0.31)           (0.16)           (0.17)
  Net realized gain......       -                   -                 (0.63)           (1.53)           (1.22)           (1.03)
                                 ------             ------           ------           ------           ------           ------
Total dividends and
 distributions...........         (0.08)             (0.21)           (0.86)           (1.84)           (1.38)           (1.20)
                                 ------             ------           ------           ------           ------           ------

Net asset value, end of
 period..................        $ 8.75             $11.33           $11.12           $12.48           $13.21           $14.44
                                 ======             ======           ======           ======           ======           ======
Total Return+............        (22.19)%(1)          3.79%           (4.26)%           8.28%            1.27%            5.97%(1)

Ratios to Average Net
 Assets:
Expenses.................          0.95 %(2)(3)        0.93%(3)        0.90 %(3)        0.90%(3)         0.90%(3)         0.92%(2)
Net investment income....          2.43 %(2)(3)        1.61%(3)        1.77 %(3)        1.84%(3)         1.61%(3)         1.21%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....       $92,380            $85,970          $31,690          $77,195          $63,013          $20,032
Portfolio turnover
 rate....................             7 %(1)             8%              33 %             41%              47%              51%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

[GRAPHIC]

MORGAN STANLEY
GLOBAL DIVIDEND
GROWTH SECURITIES

SEMIANNUAL REPORT
SEPTEMBER 30, 2002


38571RPT-8878J02-AP-10/02